Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2014
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

10. Common Stock and Additional Paid-in Capital:

Dividends:

On May 8, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014, of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid in May 2014.

On July 21, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended June 30, 2014, of $0.19 per common share, to shareholders on record as of August 1, 2014. The dividend was paid in August 2014.

On October 15, 2014, the Company's Board of Directors declared a quarterly cash dividend with respect to the quarter ended September 30, 2014, of $0.19 per common share, to shareholders on record as of October 31, 2014. The dividend was paid in November 2014.

The Company paid dividends amounting to $75,194 during the year ended December 31, 2014.

General

Prior to December 8, 2010, the Company's authorized capital stock consisted of 500 common shares, par value $20.00 per share. During December 2010, the Company adopted, amended and restated articles of incorporation pursuant to which its authorized capital stock consisted of 250,000,000 common shares, par value $0.01 per share; and (ii) declared and paid a stock dividend of 103,125,000 shares of its common stock to its sole shareholder, DryShips.

On April 15, 2011, at the Company's Special Meeting of Shareholders, the Company's shareholders approved an increase in the Company's authorized share capital to 1,000,000,000 common shares, and 500,000,000 preferred shares.

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares will vest in March 2013.

On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

On August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015 respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $17.56 per share.

On March 31, 2014, the Company's Compensation Committee approved the grant of 161,200 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.

On August 19, 2014, the Compensation Committee approved a bonus in the form of 150,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015, and 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.

On November 4, 2014, the Company's Compensation Committee approved the grant of 45,450 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $12.60 per share.

On December 30, 2014, the Compensation Committee approved a bonus in the form of 300,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $9.46 per share.

As of December 31, 2014, 309,452 shares have vested, while 171,626 shares were forfeited due to employees' resignations.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2014 and movement during the year then ended, is presented below.

		Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2012		73,500	$16.40
Granted		342,400	17.19
Forfeited		(15,900)	16.90
Vested		(160,133)	16.92
Balance December 31, 2013		239,867	17.15
Granted		656,650	13.76
Forfeited		(78,576)	16.93
Vested		(205,143)	17.31
Balance December 31, 2014		612,798	$13.49

		Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2012		2,500	$16.50
Granted and vested		117,133	17.18
Non vested shares granted in prior years and vested 2013		43,000	16.16
As at December 31, 2013		162,633	$16.90
Granted and vested		111,585	17.39
Non vested shares granted in prior years and vested 2014		93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014		(58,324)	16.63
As at December 31, 2014	1	309,452	17.22

As of December 31, 2013 and 2014, there was $2,724 and $6,235 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $613, $3,634 and $3,576 represents the stock based compensation expense for each year accordingly and are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014. The total fair value of shares vested during the years ended December 31, 2013 and 2014, was $2,959 and $2,383, respectively. As of December 31, 2014 there were 139,202 shares of common stock which had been granted to employees and vested but which had not yet been issued by the Company.